EQUITY METHOD INVESTMENT (RELATED PARTY) - Additional Information (Details) - USD ($)				3 Months Ended			12 Months Ended
	Feb. 09, 2026	Jan. 15, 2026	Oct. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026
Schedule of Equity Method Investments [Line Items]
Subscription for orbit shares					$ 11,778,600		$ 11,778,600
Interest expense				$ 71,212		$ 193,480	$ 472,381	$ 3,346,896
Orbit Amendment [Member]
Schedule of Equity Method Investments [Line Items]
Common stock issued in lieu of oligation	10,020,040
Developed Technology Rights [Member]
Schedule of Equity Method Investments [Line Items]
Average useful life				5 years 4 months 24 days
Customer Relationships [Member]
Schedule of Equity Method Investments [Line Items]
Average useful life				7 years 3 months 18 days	7 years		7 years
Orbit [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment					$ 949,806		$ 949,806
Equity method investment, ownership percentage		22.00%	10.70%	10.70%					22.00%
Aggregate purchase price		$ 16,592,107
Business acquisition, cash paid		$ 2,000,000			1,500,000
Business combination, non-cash consideration			$ 900,000
Proportionate share of net assets							1,112,750
Business acquisition, consideration advance payment							$ 3,750,000
Settlement date			Dec. 31, 2026	Dec. 31, 2026
Subscription for orbit shares					11,778,600		11,778,600
Fair value of orbit preferred obligation							8,028,600
Deposit on acquisition					$ 733,272		733,272
Interest expense				$ 67,737		$ 0	103,299
Dividend Distributions Received							$ 0
Orbit [Member] | Developed Technology Rights [Member]
Schedule of Equity Method Investments [Line Items]
Amortized years					5 years		5 years
Orbit [Member] | Nuburu Defense [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment			$ 5,000,000		$ 1,500,000		$ 1,500,000
Equity method investment, final tranche closing date			Oct. 07, 2028
Equity method investment, ownership percentage					10.70%		10.70%
Equity method investment, ownership percentage required for amendment of bylaws			20.00%
Business acquisition, final tranche closing date			Dec. 31, 2026
Aggregate purchase price			$ 12,500,000
Business acquisition, cash paid			3,750,000
Business combination, non-cash consideration			$ 8,750,000
Exclusive rights period upon letter of intent			36 months
Orbit [Member] | Nuburu Defense [Member] | Alessandro Zamboni [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition, consideration advance payment					$ 3,750,000		$ 3,750,000
Business acquisition, consideration offsetting credit payment					1,350,000		1,350,000
Business combination, consideration, remaining advance payment					$ 2,400,000		$ 2,400,000